Accrued Expenses	9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Accrued Expenses

Note 6. Accrued Expenses

Accrued expenses consisted of the following as of September 30, 2025 and December 31, 2024 (in thousands):

	September 30,	December 31,
	2025	2024
Employee compensation and benefits	$607	$473
External research and development expenses	117	178
Professional and consulting fees	814	1,305
Restructuring	—	450
Other	85	731
Total accrued expenses	$1,623	$3,137

Note 5. Accrued Expenses

Accrued expenses consisted of the following:

	December 31,	December 31,
(In thousands)	2024	2023
Employee compensation and benefits	$473	$187
External research and development expenses	178	635
Professional and consulting fees	1,305	669
Restructuring	450	—
Other	731	75
Total accrued expenses	$3,137	$1,566

Peak Bio, Inc. [Member]
Accrued Expenses

4. Accrued Expenses

Accrued expenses consist of the following:

	September 30,	December 31,
	2024	2023
Professional Fees	$804,910	$43,552
Accrued compensation	2,978,192	3,322,454
Other	712,650	210,762
Total accrued expenses	$4,495,752	$3,576,768

As of September 30, 2024, $2,781,354 of compensation due to current and former directors and officers is included in accrued compensation. As of December 31, 2023, $3,038,399 of compensation was due to current and former directors and officers, of which $2,807,749 was included in accrued expenses and $230,650 was included in other noncurrent liabilities.

Other noncurrent liabilities of $230,650 as of December 31, 2023, are related to the founder and director’s forwent salary under an employment contract dated January 2022, that is repayable through February 2025. Amounts repayable within one year are classified as accrued expenses and amounts repayable in more than one year are recognized as noncurrent liabilities. As of September 30, 2024, no amounts related to the January 2022 employment contract were included in noncurrent liabilities.

4. Accrued Expenses

Accrued expenses consist of the following:

	December 31,
	2023	2022
Professional Fees	$43,552	$608,846
Accrued compensation	3,322,454	1,364,142
Other	210,762	65,303
Total accrued expenses	$3,576,768	$2,038,291

During the year ended December 31, 2023, the Company recorded a liability of $3,038,399 for unpaid compensation due to current and former directors and officers, of which $2,807,749 is included in accrued expenses and $230,650 is included in other noncurrent liabilities.

During the year ended December 31, 2022, the Company recorded a liability of $1,885,843 for unpaid compensation due to current and former directors and officers, of which $1,095,043 is included in accrued expenses and $790,800 is included in other noncurrent liabilities.

Other noncurrent liabilities of $790,800, as noted above, solely related to the founder and director’s employment contract dated January 2022 for forwent salary that is repayable over four years. Amounts repayable within one year are classified as accrued expenses and amounts repayable in more than one year are recognized as noncurrent liabilities. During the year ended December 31, 2023, $560,150 was reclassified from other noncurrent liabilities to accrued expenses.